Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The Company follows ASC 820, Fair Value Measurements, which clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 values are based on quoted prices in active markets. Level 2 values are based on significant other observable inputs. Level 3 values are based on significant unobservable inputs. The following table presents the fair value level for the assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The Company does not have any liabilities that are measured at fair value.

	Fair Value Measurements
Description	Balance Sept 30, 2013	(In thousands) Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$38,693	$38,693	$—	$—

Short-term investments:
Certificates of deposit	$230	$—	$230	$—

The Company’s cash and cash equivalents at September 30, 2013 consist of cash and money market funds. Money market funds are valued using quoted market prices. The Company’s short-term investments at September 30, 2013 consist of certificates of deposit. The Company uses an independent third party pricing service to value these securities. The pricing service uses observable inputs such as new issue money market rates, adjustment spreads, corporate actions and other factors and applies a series of matrices pricing model. The Company performs a review of prices reported by the pricing service to determine if they are reasonable estimates of fair value. In addition, the Company performs a review of its securities to determine the proper classification in accordance with the fair value hierarchy.

3. Fair Value Measurements

The Company follows ASC 820, Fair Value Measurement which clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and requires certain disclosures about the use of fair value measurements. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 values are based on quoted prices in active markets. Level 2 values are based on significant other observable inputs. Level 3 values are based on significant unobservable inputs. The following table presents the fair value level for the cash and cash equivalents and short-term investments which represents the assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The Company does not have any liabilities that are measured at fair value.

Description	Balance December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Cash and cash equivalents	$7,414	$6,604	$810	$—
Short-term investments	203	—	203	—

Total	$7,617	$6,604	$1,013	$—

The Company’s cash and cash equivalents at December 31, 2012 consist of cash, commercial paper, U.S. Treasury notes and money market funds. Money market funds are valued using quoted market prices. The Company’s short-term investments at December 31, 2012 consist of U.S. Treasury notes. The Company uses an independent third party pricing service to value these securities. The pricing service uses observable inputs such as new issue money market rates, adjustment spreads, corporate actions and other factors and applies a series of matrices pricing model. The Company performs a review of prices reported by the pricing service to determine if they are reasonable estimates of fair value. In addition, the Company performs a review of its securities to determine the proper classification in accordance with the fair value hierarchy.